Business Description and Going Concern (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Business Description And Going Concern Details Narrative
Biozone acquisition description

On September 30, 2011, we acquired: (i) 100% of the outstanding common stock of BioZone Laboratories, Inc. (“BioZone Labs”) in exchange for 19,266,055 shares of our common stock; (ii) 100% of the outstanding membership interests of Equalan, LLC (“Equalan”) and Equachem, LLC (“Equachem”) in exchange for 1,027,523 and 385,321 shares of our common stock, respectively; and (iii) 45% of the outstanding membership interests of BetaZone Laboratories, LLC (“BetaZone”) in exchange for 321,101 shares of our common stock, for a total of 21 million shares.  The acquired entities shared substantially common ownership prior to the foregoing acquisition. (We refer to BioZone Labs, Equalan, Equachem and BetaZone, collectively as the “BioZone Lab Group”).

Total shareholders' deficiency		$ (74,927)	$ (2,769,125)
Working Capital		(1,777,778)
Derivative instruments		$ 595,104	$ 883,619